STOCK OPTIONS (DETAILS TEXTUAL) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Stock Option [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 0	$ 27
Option Plan 2010 [Member]
Stock Option [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	600,000